Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Principal	Fair
	Amount	Value
BANK LOANS - 81.73% (j)
AEROSPACE & DEFENSE - 0.54%
KKR Apple Bidco, LLC, Senior Secured First Lien Term Loan 9.102% (1 Month SOFR USD + 4.00%, 0.500% Floor), 09/22/2028 (a)	$635,404	$633,021
LSF11 Trinity Bidco, Inc., Senior Secured First Lien Term Loan 9.647% (3 Month SOFR USD + 4.50%), 06/14/2030 (a)	400,000	399,500
Spirit Aerosystems, Inc., Senior Secured First Lien Term Loan 9.545% (3 Month SOFR USD + 4.50%, 0.500% Floor), 01/15/2027 (a)	585,525	587,428
		1,619,949
AUTO RETAIL - 0.76%
CWGS Group, LLC
Senior Secured First Lien Term Loan 7.658% (1 Month LIBOR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	687,528	657,965
Senior Secured First Lien Term Loan 7.717% (1 Month SOFR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	51,737	49,512
LS Group Opco Acquisition, LLC, Senior Secured First Lien Term Loan 0.00% (1 Month SOFR USD + 3.25%, 0.750% Floor), 11/02/2027 (a)	994,500	990,358
Mavis Tire Express Services Topco Corp., Senior Secured First Lien Term Loan 9.217% (1 Month SOFR USD + 4.00%, 0.750% Floor), 05/04/2028 (a)	593,531	589,266
		2,287,101
AUTOMOTIVE - 0.36%
American Axle & Manufacturing, Inc.
Senior Secured First Lien Term Loan 8.436% (6 Month SOFR USD + 3.50%, 0.500% Floor), 12/13/2029 (a)	151,408	151,218
Senior Secured First Lien Term Loan 8.504% (3 Month SOFR USD + 3.50%, 0.500% Floor), 12/13/2029 (a)	151,407	151,218
Senior Secured First Lien Term Loan 8.746% (1 Month SOFR USD + 3.50%, 0.500% Floor), 12/13/2029 (a)	200,520	200,270
Autokiniton U.S. Holdings, Inc., Senior Secured First Lien Term Loan 9.114% (1 Month SOFR USD + 4.50%, 0.500% Floor), 04/06/2028 (a)	300,456	299,217
Phinia, Inc., Senior Secured First Lien Term Loan 8.832%, 06/01/2030 (a)(g)	269,208	269,208
		1,071,131
BUILDING PRODUCTS - 2.61%
Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan 8.497% (1 Month SOFR USD + 3.25%, 0.500% Floor), 04/12/2028 (a)	748,487	719,486
CPG International, LLC, Senior Secured First Lien Term Loan 7.702% (1 Month SOFR USD + 2.50%, 0.500% Floor), 04/30/2029 (a)	1,249,558	1,246,303
Fortrea Holdings, Inc., Senior Secured First Lien Term Loan 8.881%, 06/28/2030 (a)(g)	963,000	964,445
Griffon Corp., Senior Secured First Lien Term Loan 7.639% (3 Month SOFR USD + 2.25%, 0.500% Floor), 01/24/2029 (a)	405,314	404,639
QUIKRETE Holdings, Inc.
Senior Secured First Lien Term Loan 7.842% (1 Month SOFR USD + 2.625%), 02/01/2027 (a)	1,377,405	1,376,475
Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.00%), 03/18/2029 (a)	1,130,688	1,133,203
SRS Distribution, Inc., Senior Secured First Lien Term Loan 8.693% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 06/02/2028 (a)	773,033	752,799
TAMKO Building Products, LLC
Senior Secured First Lien Term Loan 7.965% (6 Month SOFR USD + 3.00%), 05/29/2026 (a)	79,273	78,877
Senior Secured First Lien Term Loan 8.127% (6 Month SOFR USD + 3.00%), 05/29/2026 (a)	176,330	175,447
Senior Secured First Lien Term Loan 8.398% (6 Month SOFR USD + 3.00%), 05/29/2026 (a)	86,705	86,272
VC GB Holdings I Corp., Senior Secured First Lien Term Loan 8.476% (3 Month LIBOR USD + 3.00%, 0.500% Floor), 07/21/2028 (a)	653,055	636,183
Windsor Holdings III, LLC, Senior Secured First Lien Term Loan 9.631%, 06/21/2030 (a)(g)	256,000	251,808
		7,825,937
CHEMICALS - 3.79%
Axalta Coating Systems U.S. Holdings, Inc., Senior Secured First Lien Term Loan 8.242% (3 Month SOFR USD + 3.00%, 0.500% Floor), 12/20/2029 (a)	842,431	845,261
Discovery Purchaser Corp., Senior Secured First Lien Term Loan 9.617% (3 Month SOFR USD + 4.375%, 0.500% Floor), 10/04/2029 (a)	628,840	603,686
Ineos U.S. Finance, LLC
Senior Secured First Lien Term Loan 7.702% (1 Month SOFR USD + 2.50%, 0.500% Floor), 11/06/2028 (a)	711,000	702,493
Senior Secured First Lien Term Loan 8.702% (1 Month SOFR USD + 3.50%), 02/19/2030 (a)	1,010,000	1,005,581
Ineos U.S. Petrochem, LLC
Senior Secured First Lien Term Loan 7.967% (1 Month SOFR USD + 2.75%, 0.500% Floor), 01/29/2026 (a)	490,000	489,571
Senior Secured First Lien Term Loan 8.952% (1 Month SOFR USD + 3.75%), 03/14/2030 (a)	239,000	239,000
Koppers, Inc.
Senior Secured First Lien Term Loan 9.16% (Daily SOFR USD + 4.00%, 0.500% Floor), 04/10/2030 (a)	117,133	117,426
Senior Secured First Lien Term Loan 9.25% (1 Month SOFR USD + 4.00%, 0.500% Floor), 04/10/2030 (a)	116,546	116,838
LSF11 A5 Holdco, LLC
Senior Secured First Lien Term Loan 9.452% (1 Month SOFR USD + 4.25%, 0.500% Floor), 10/13/2028 (a)	325,000	323,105
Senior Secured First Lien Term Loan 8.717% (1 Month SOFR USD + 3.50%, 0.500% Floor), 10/16/2028 (a)	454,254	448,505
Lummus Technology Holdings V, LLC, Senior Secured First Lien Term Loan 8.717% (1 Month SOFR USD + 3.50%), 06/30/2027 (a)	469,014	465,665
Nouryon Finance B.V.
Senior Secured First Lien Term Loan 7.526%, 10/01/2025 (a)(g)	101,592	101,707
Senior Secured First Lien Term Loan 8.99% (3 Month SOFR USD + 4.00%), 04/03/2028 (a)	309,000	307,583
Olympus Water U.S. Holding Corp., Senior Secured First Lien Term Loan 10.066%, 11/09/2028 (a)(g)	285,000	276,272
Orion Engineered Carbons GmbH, Senior Secured First Lien Term Loan 7.309% (3 Month LIBOR USD + 2.15%, 0.500% Floor), 09/22/2028 (a)	282,960	279,954
PMHC II, Inc., Senior Secured First Lien Term Loan 9.304% (3 Month SOFR USD + 4.25%, 0.500% Floor), 04/23/2029 (a)	1,815,164	1,605,178
Polar U.S. Borrower, LLC
Senior Secured First Lien Term Loan 9.721% (6 Month SOFR USD + 4.75%), 10/15/2025 (a)	259,516	205,882
Senior Secured First Lien Term Loan 9.827% (3 Month SOFR USD + 4.75%), 10/15/2025 (a)	221,794	175,956
PQ Corp., Senior Secured First Lien Term Loan 7.645% (3 Month SOFR USD + 2.50%, 0.500% Floor), 06/09/2028 (a)	351,820	350,803
PQ Performance Chemicals, Senior Secured First Lien Term Loan 8.537% (1 Month SOFR USD + 3.25%, 0.750% Floor), 08/02/2028 (a)	521,065	518,134
SCIH Salt Holdings, Inc., Senior Secured First Lien Term Loan 9.193% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 03/16/2027 (a)	1,046,709	1,032,888
Tronox Finance, LLC, Senior Secured First Lien Term Loan 7.443% (1 Month EURIBOR + 2.25%), 03/10/2028 (a)	416,308	414,538
Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan 9.897% (1 Month SOFR USD + 4.75%, 0.500% Floor), 10/26/2026 (a)	767,723	747,378
		11,373,404
COMMERCIAL SERVICES - 5.48%
AlixPartners, LLP, Senior Secured First Lien Term Loan 7.717% (1 Month SOFR USD + 2.50%, 0.500% Floor), 02/04/2028 (a)	1,534,995	1,533,651
Allied Universal Holdco, LLC, Senior Secured First Lien Term Loan 8.952% (1 Month SOFR USD + 3.75%, 0.500% Floor), 05/12/2028 (a)	1,237,845	1,205,525
American Auto Auction Group, LLC, Senior Secured First Lien Term Loan 10.242% (3 Month SOFR USD + 5.00%, 0.750% Floor), 12/30/2027 (a)	485,605	454,041
Apex Group Treasury, LLC, Senior Secured First Lien Term Loan 9.074% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 07/27/2028 (a)	740,265	731,937
Aramark Services, Inc., Senior Secured First Lien Term Loan 7.717% (1 Month SOFR USD + 2.50%), 06/14/2030 (a)	459,149	459,723
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.00%), 10/30/2026 (a)	657,535	657,371
Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.00%, 1.000% Floor), 10/30/2026 (a)	1,837,244	1,836,867
Corelogic, Inc., Senior Secured First Lien Term Loan 8.75% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 06/02/2028 (a)	497,641	450,490
Deerfield Dakota Holding, LLC, Senior Secured First Lien Term Loan 8.992% (3 Month SOFR USD + 3.75%, 1.000% Floor), 04/09/2027 (a)	2,000,258	1,946,321
Dun & Bradstreet Corp., Senior Secured First Lien Term Loan 8.434% (1 Month SOFR USD + 3.25%), 02/06/2026 (a)	1,771,209	1,774,972
EAB Global, Inc.
Senior Secured First Lien Term Loan 8.773% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 08/16/2028 (a)	1,254	1,241
Senior Secured First Lien Term Loan 8.872% (6 Month LIBOR USD + 3.50%, 0.500% Floor), 08/16/2028 (a)	492,645	487,798
Galaxy U.S. Opco, Inc., Senior Secured First Lien Term Loan 9.852% (1 Month SOFR USD + 4.75%, 0.500% Floor), 04/30/2029 (a)	354,323	333,949
Garda World Security Corp., Senior Secured First Lien Term Loan 9.427% (1 Month SOFR USD + 4.25%), 10/30/2026 (a)	880,876	877,573
Garrett Motion Sarl
Senior Secured First Lien Term Loan 9.73% (3 Month SOFR USD + 4.50%, 0.500% Floor), 05/01/2028 (a)	160,714	158,304
Senior Secured First Lien Term Loan 9.73% (1 Month SOFR USD + 4.50%, 0.500% Floor), 05/01/2028 (a)	214,286	211,071
Indy U.S. BIDCO, LLC, Senior Secured First Lien Term Loan 8.852% (1 Month SOFR USD + 3.75%), 03/06/2028 (a)	1,240,829	1,153,971
Pre-Paid Legal Services, Inc., Senior Secured First Lien Term Loan 8.943% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 12/15/2028 (a)	444,744	439,325
Spin Holdco, Inc., Senior Secured First Lien Term Loan 9.23% (3 Month LIBOR USD + 4.00%, 0.750% Floor), 03/06/2028 (a)	510,666	440,815
Trans Union, LLC, Senior Secured First Lien Term Loan 7.467% (1 Month SOFR USD + 2.25%, 0.500% Floor), 12/01/2028 (a)	1,309,582	1,308,011
		16,462,956
CONSTRUCTION & ENGINEERING - 1.79%
Amentum Government Services Holdings, LLC
Senior Secured First Lien Term Loan 9.217% (1 Month SOFR USD + 4.00%), 02/01/2027 (a)	928,290	916,687
Senior Secured First Lien Term Loan 9.147% (1 Month SOFR USD + 4.00%, 0.500% Floor), 02/15/2029 (a)	678,150	664,587
American Residential Services, LLC, Senior Secured First Lien Term Loan 9.003% (3 Month LIBOR USD + 3.50%, 0.750% Floor), 10/15/2027 (a)	662,025	656,232
Api Group DE, Inc.
Senior Secured First Lien Term Loan 7.717% (1 Month SOFR USD + 2.50%), 10/01/2026 (a)	506,738	508,040
Senior Secured First Lien Term Loan 7.967% (1 Month SOFR USD + 2.75%), 12/18/2028 (a)	499,308	500,828
Centuri Group, Inc., Senior Secured First Lien Term Loan 7.717% (1 Month SOFR USD + 2.50%, 0.500% Floor), 08/28/2028 (a)	665,477	663,191
Tecta America Corp., Senior Secured First Lien Term Loan 9.217% (1 Month SOFR USD + 4.00%, 0.750% Floor), 04/06/2028 (a)	907,913	904,514
Tiger Acquisition, LLC, Senior Secured First Lien Term Loan 8.452% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/01/2028 (a)	584,588	574,234
		5,388,313
CONSUMER DISCRETIONARY - 1.78%
Allied Universal Holdco, LLC, Senior Secured First Lien Term Loan 9.881% (1 Month SOFR USD + 4.75%, 0.500% Floor), 05/12/2028 (a)	445,000	435,731
Champ Acquisition Corp., Senior Secured First Lien Term Loan 10.71% (6 Month LIBOR USD + 5.50%), 12/19/2025 (a)	163,033	163,258
Fugue Finance, LLC, Senior Secured First Lien Term Loan 9.373%, 1/31/2028 (a)(g)	446,263	445,863
Hanesbrands, Inc., Senior Secured First Lien Term Loan 8.852% (1 Month SOFR USD + 3.75%, 0.500% Floor), 03/08/2030 (a)	504,735	507,259
Houghton Mifflin Harcourt Co., Senior Secured First Lien Term Loan 10.452% (1 Month SOFR USD + 5.25%, 0.500% Floor), 04/09/2029 (a)	1,215,813	1,044,079
KUEHG Corp., Senior Secured First Lien Term Loan 10.034%, 5/31/2030 (a)(g)	252,000	250,057
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 8.525% (3 Month SOFR USD + 3.00%, 1.000% Floor), 01/29/2025 (a)	948,826	888,101
Renaissance Holding Corp., Senior Secured First Lien Term Loan 9.903% (1 Month LIBOR USD + 4.75%, 0.500% Floor), 04/05/2030 (a)	730,000	722,415
Samsonite International S.A., Senior Secured First Lien Term Loan 7.826% (1 Month SOFR USD + 2.75%, 0.500% Floor), 06/21/2030 (a)	381,000	382,669
Tory Burch, LLC, Senior Secured First Lien Term Loan 8.654% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 04/14/2028 (a)	367,500	355,242
WW International, Inc., Senior Secured First Lien Term Loan 8.717% (1 Month SOFR USD + 3.50%, 0.500% Floor), 04/13/2028 (a)	233,415	152,497
		5,347,171
CONSUMER NON-DISCRETIONARY - 0.25%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 9.253% (3 Month SOFR USD + 3.75%, 0.500% Floor), 12/22/2026 (a)	765,375	747,496
ENVIRONMENTAL SERVICES - 1.37%
Belfor Holdings, Inc.
Senior Secured First Lien Term Loan 9.217% (1 Month SOFR USD + 4.00%), 04/06/2026 (a)	495,170	495,482
Senior Secured First Lien Term Loan 9.352% (1 Month SOFR USD + 4.25%, 0.500% Floor), 04/06/2026 (a)	384,030	384,990
Brightview Landscapes, LLC
Senior Secured First Lien Term Loan 8.295% (3 Month SOFR USD + 3.25%, 0.500% Floor), 04/20/2029 (a)	632,500	624,793
Senior Secured First Lien Term Loan 8.352% (1 Month SOFR USD + 3.25%, 0.500% Floor), 04/20/2029 (a)	118,910	117,461
Covanta Holding Corp.
Senior Secured First Lien Term Loan 7.602% (1 Month SOFR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	610,007	605,605
Senior Secured First Lien Term Loan 7.602% (1 Month SOFR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	46,272	45,938
Senior Secured First Lien Term Loan 8.148% (1 Month SOFR USD + 3.00%, 0.500% Floor), 11/30/2028 (a)	413,901	412,802
Senior Secured First Lien Term Loan 8.148% (1 Month SOFR USD + 3.00%, 0.500% Floor), 11/30/2028 (a)	31,043	30,960
GFL Environmental, Inc., Senior Secured First Lien Term Loan 8.145% (3 Month SOFR USD + 3.00%, 0.500% Floor), 05/31/2027 (a)	167,550	167,884
WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan 7.967% (1 Month SOFR USD + 2.75%, 0.500% Floor), 03/24/2028 (a)	1,425,900	1,233,582
		4,119,497
FINANCIALS: DIVERSIFIED - 1.72%
Amynta Agency Borrower, Inc., Senior Secured First Lien Term Loan 10.202% (1 Month SOFR USD + 5.00%), 02/28/2028 (a)	329,000	320,777
Avolon TLB Borrower 1 (U.S.), LLC, Senior Secured First Lien Term Loan 7.577% (1 Month SOFR USD + 2.50%), 06/22/2028 (a)	498,000	498,356
Blackstone Mortgage Trust, Inc., Senior Secured First Lien Term Loan 7.467% (1 Month SOFR USD + 2.25%), 04/23/2026 (a)	563,063	529,560
Castlelake Aviation One, LLC, Senior Secured First Lien Term Loan 8.004% (3 Month SOFR USD + 2.75%, 0.500% Floor), 10/22/2027 (a)	523,370	521,517
Citco Group, Ltd., Senior Secured First Lien Term Loan 8.591% (6 Month SOFR USD + 3.50%, 0.500% Floor), 04/26/2028 (a)	430,745	431,283
Corp. Service Co., Senior Secured First Lien Term Loan 8.452% (1 Month SOFR USD + 3.25%, 0.500% Floor), 11/02/2029 (a)	573,000	574,647
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 8.352% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	756,644	752,123
Thevelia U.S., LLC, Senior Secured First Lien Term Loan 9.577%, 06/18/2029 (a)(g)	463,000	462,421
VFH Parent, LLC, Senior Secured First Lien Term Loan 8.189% (1 Month SOFR USD + 3.00%, 0.500% Floor), 01/12/2029 (a)	1,064,250	1,062,091
		5,152,775
FINANCIALS: INSURANCE - 3.03%
Acrisure, LLC
Senior Secured First Lien Term Loan 10.823% (3 Month SOFR USD + 5.75%, 1.000% Floor), 02/15/2027 (a)	911,273	919,247
Senior Secured First Lien Term Loan 9.443% (1 Month LIBOR USD + 4.25%, 0.500% Floor), 02/16/2027 (a)	261,025	256,349
AssuredPartners, Inc.
Senior Secured First Lien Term Loan 8.717% (1 Month SOFR USD + 3.50%), 02/12/2027 (a)	633,633	629,606
Senior Secured First Lien Term Loan 8.717% (1 Month SOFR USD + 3.50%, 0.500% Floor), 02/12/2027 (a)	357,700	354,720
Asurion, LLC
Senior Secured First Lien Term Loan 8.538% (3 Month LIBOR USD + 3.00%), 11/04/2024 (a)	271,051	271,116
Senior Secured First Lien Term Loan 8.788% (3 Month LIBOR USD + 3.25%), 12/23/2026 (a)	2,335,734	2,254,567
Senior Secured First Lien Term Loan 8.788% (3 Month LIBOR USD + 3.25%), 07/30/2027 (a)	1,063,694	1,008,350
Senior Secured Second Lien Term Loan 10.452% (1 Month SOFR USD + 5.25%), 01/31/2028 (a)	340,000	290,595
Senior Secured Second Lien Term Loan 10.452% (1 Month SOFR USD + 5.25%), 01/19/2029 (a)	820,000	689,973
Broadstreet Partners, Inc., Senior Secured First Lien Term Loan 9.16% (1 Month SOFR USD + 4.00%), 01/26/2029 (a)	316,000	314,815
HUB International, Ltd., Senior Secured First Lien Term Loan 9.40%, 06/08/2030 (a)(g)	1,157,094	1,161,034
USI, Inc., Senior Secured First Lien Term Loan 8.992% (3 Month SOFR USD + 3.75%, 0.500% Floor), 11/14/2029 (a)	950,647	950,562
		9,100,934
FOOD & BEVERAGE - 1.64%
BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan 9.832% (1 Month SOFR USD + 4.75%, 0.500% Floor), 12/11/2028 (a)	774,000	773,156
H-Food Holdings, LLC
Senior Secured First Lien Term Loan 9.269% (6 Month LIBOR USD + 3.6875%), 05/23/2025 (a)	864,500	763,462
Senior Secured First Lien Term Loan 9.581% (6 Month LIBOR USD + 4.00%), 05/23/2025 (a)	119,375	105,150
Pegasus Bidco B.V., Senior Secured First Lien Term Loan 9.336% (3 Month SOFR USD + 4.25%, 0.500% Floor), 07/12/2029 (a)	986,045	984,812
Triton Water Holdings, Inc., Senior Secured First Lien Term Loan 8.659% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 03/31/2028 (a)	2,372,541	2,299,514
		4,926,094
HEALTHCARE: EQUIPMENT & SUPPLIES - 2.96%
athenahealth Group, Inc.
Senior Secured First Lien Term Delayed-Draw Term Loan 4.50%, 01/14/2027 (a)(g)(i)	206,413	199,189
Senior Secured First Lien Term Loan 8.589% (1 Month SOFR USD + 3.50%, 0.500% Floor), 02/15/2029 (a)	1,676,003	1,617,342
Azalea TopCo, Inc.
Senior Secured First Lien Term Loan 8.768% (1 Month SOFR USD + 3.50%), 07/24/2026 (a)	218,728	213,095
Senior Secured First Lien Term Loan 8.967% (1 Month SOFR USD + 3.75%, 0.750% Floor), 07/24/2026 (a)	109,132	105,858
Senior Secured First Lien Term Loan 9.003% (1 Month SOFR USD + 3.75%, 0.750% Floor), 07/24/2026 (a)	153,446	149,610
Bausch & Lomb Corp., Senior Secured First Lien Term Loan 8.592% (3 Month SOFR USD + 3.25%, 0.500% Floor), 05/10/2027 (a)	753,390	732,672
Cvet Midco 2, LP, Senior Secured First Lien Term Loan 10.242% (3 Month SOFR USD + 5.00%, 0.500% Floor), 10/15/2029 (a)	234,413	218,883
Embecta Corp., Senior Secured First Lien Term Loan 8.337% (6 Month SOFR USD + 3.00%, 0.500% Floor), 03/30/2029 (a)	406,249	404,811
Greenway Health, LLC, Senior Secured First Lien Term Loan 8.96% (6 Month LIBOR USD + 3.75%, 1.000% Floor), 02/16/2024 (a)	611,000	455,501
Insulet Corp., Senior Secured First Lien Term Loan 8.467% (1 Month SOFR USD + 3.25%, 0.500% Floor), 05/04/2028 (a)	764,400	764,973
Medline Borrower, LP, Senior Secured First Lien Term Loan 8.352% (1 Month SOFR USD + 3.25%, 0.500% Floor), 10/23/2028 (a)	929,118	919,535
Milano Acquisition Corp., Senior Secured First Lien Term Loan 9.342% (3 Month SOFR USD + 4.00%, 0.750% Floor), 10/01/2027 (a)	1,549,517	1,528,211
Navicure, Inc., Senior Secured First Lien Term Loan 9.217% (1 Month SOFR USD + 4.00%), 10/22/2026 (a)	1,567,818	1,565,859
		8,875,539
HEALTHCARE: FACILITIES - 2.64%
ADMI Corp.
Senior Secured First Lien Term Loan 8.592% (1 Month SOFR USD + 3.375%, 0.500% Floor), 12/23/2027 (a)	638,419	602,508
Senior Secured First Lien Term Loan 8.967% (1 Month SOFR USD + 3.75%, 0.500% Floor), 12/23/2027 (a)	638,625	598,443
CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan 8.404% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 09/29/2028 (a)	603,006	600,820
Electron Bidco, Inc., Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.00%, 0.500% Floor), 11/01/2028 (a)	1,210,319	1,206,913
Heartland Dental, LLC, Senior Secured First Lien Term Loan 10.102% (1 Month SOFR USD + 5.00%, 0.750% Floor), 05/01/2028 (a)	936,955	906,110
Option Care Health, Inc., Senior Secured First Lien Term Loan 7.943% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 10/27/2028 (a)	764,360	764,242
Pluto Acquisition I, Inc., Senior Secured First Lien Term Loan 9.476% (3 Month LIBOR USD + 4.00%), 06/22/2026 (a)	1,046,409	860,671
Premier Dental Services, Inc.
Senior Secured First Lien Delayed-Draw Term Loan 9.693% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)	31,319	27,209
Senior Secured First Lien Term Loan 9.693% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)	306,572	266,336
Sotera Health Holdings, LLC
Senior Secured First Lien Term Loan 8.023% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 12/11/2026 (a)	261,000	257,697
Senior Secured First Lien Term Loan 8.816% (6 Month SOFR USD + 3.75%, 0.500% Floor), 12/11/2026 (a)	325,000	325,406
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan 8.896% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 09/03/2026 (a)	810,000	809,907
U.S. Radiology Specialists, Inc., Senior Secured First Lien Term Loan 10.452% (1 Month SOFR USD + 5.25%, 0.500% Floor), 12/15/2027 (a)	717,080	699,153
		7,925,415
HEALTHCARE: LIFE SCIENCES - 2.10%
Avantor Funding, Inc., Senior Secured First Lien Term Loan 7.452% (1 Month SOFR USD + 2.25%, 0.500% Floor), 11/08/2027 (a)	882,594	883,331
Cambrex Corp., Senior Secured First Lien Term Loan 8.702% (1 Month SOFR USD + 3.50%, 0.750% Floor), 12/04/2026 (a)	2,222,187	2,206,909
Curia Global, Inc., Senior Secured First Lien Term Loan 8.895% (1 Month SOFR USD + 3.75%, 0.750% Floor), 08/31/2026 (a)	1,638,734	1,416,915
ICON Luxembourg Sarl, Senior Secured First Lien Term Loan 7.753% (3 Month SOFR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	935,334	936,503
Parexel International, Senior Secured First Lien Term Loan 8.404% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 11/15/2028 (a)	621,201	617,163
PRA Health Sciences, Inc., Senior Secured First Lien Term Loan 7.753% (3 Month SOFR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	233,039	233,330
		6,294,151
HEALTHCARE: MANAGED HEALTH CARE - 0.80%
Verscend Holding Corp., Senior Secured First Lien Term Loan 9.217% (1 Month SOFR USD + 4.00%), 08/27/2025 (a)	2,391,629	2,393,865
HEALTHCARE: PHARMACEUTICALS & BIOTECHNOLOGY - 0.91%
Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan 8.602% (1 Month SOFR USD + 3.50%, 0.500% Floor), 05/05/2028 (a)	1,551,218	1,550,800
Organon & Co., Senior Secured First Lien Term Loan 8.25% (1 Month LIBOR USD + 3.00%, 0.500% Floor), 06/02/2028 (a)	1,173,426	1,174,711
		2,725,511
INDUSTRIAL MACHINERY - 4.68%
AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan 8.896% (1 Month SOFR USD + 3.75%, 0.500% Floor), 07/31/2028 (a)	900,900	885,585
Ali Group North America Corp., Senior Secured First Lien Term Loan 7.217% (1 Month SOFR USD + 2.00%), 07/30/2029 (a)	585,344	586,003
ASP Blade Holdings, Inc., Senior Secured First Lien Term Loan 9.193% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 10/13/2028 (a)	990,812	864,766
AZZ, Inc.
Senior Secured First Lien Term Loan 9.452% (1 Month SOFR USD + 4.25%, 0.500% Floor), 05/11/2029 (a)	295,094	295,647
Senior Secured First Lien Term Loan 9.503% (1 Month SOFR USD + 4.25%, 0.500% Floor), 05/11/2029 (a)	260,449	260,937
Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 7.943% (1 Month LIBOR USD + 2.75%, 0.500% Floor), 08/01/2025 (a)	1,687,846	1,686,436
Chart Industries, Inc., Senior Secured First Lien Term Loan 8.941% (1 Month SOFR USD + 3.75%, 0.500% Floor), 03/15/2030 (a)	1,945,125	1,945,933
Clark Equipment Co., Senior Secured First Lien Term Loan 7.842% (3 Month SOFR USD + 2.50%, 0.500% Floor), 04/20/2029 (a)	445,363	446,129
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 8.23% (3 Month SOFR USD + 2.75%, 0.500% Floor), 05/15/2028 (a)	608,916	608,155
Conair Holdings, LLC, Senior Secured First Lien Term Loan 9.288% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 05/17/2028 (a)	341,715	323,134
CPM Holdings, Inc., Senior Secured Second Lien Term Loan 0.00% (1 Month SOFR USD + 8.25%), 11/16/2026 (a)	219,444	218,073
EMRLD Borrower, LP, Senior Secured First Lien Term Loan 8.264% (3 Month SOFR USD + 3.00%), 05/31/2030 (a)	800,177	801,177
Filtration Group Corp.
Senior Secured First Lien Term Loan 8.717% (1 Month SOFR USD + 3.50%, 0.500% Floor), 10/20/2028 (a)	625,493	624,042
Senior Secured First Lien Term Loan 9.462% (1 Month SOFR USD + 4.25%, 0.500% Floor), 10/23/2028 (a)	408,975	409,435
Gates Global, LLC, Senior Secured First Lien Term Loan 8.602% (1 Month SOFR USD + 3.50%, 0.500% Floor), 11/16/2029 (a)	523,048	523,646
Madison IAQ, LLC, Senior Secured First Lien Term Loan 8.302% (6 Month LIBOR USD + 3.25%, 0.500% Floor), 06/21/2028 (a)	598,780	587,253
Pro Mach Group, Inc., Senior Secured First Lien Term Loan 9.154% (1 Month LIBOR USD + 4.00%, 1.000% Floor), 08/31/2028 (a)	972,471	971,361
Roper Industrial Products Investment Co., LLC, Senior Secured First Lien Term Loan 9.398% (3 Month SOFR USD + 4.50%, 0.500% Floor), 11/22/2029 (a)	542,000	540,518
TK Elevator Midco GMBH, Senior Secured First Lien Term Loan 8.602% (6 Month LIBOR USD + 3.50%, 0.500% Floor), 07/30/2027 (a)	905,726	899,843
Vertiv Group Corp., Senior Secured First Lien Term Loan 7.943% (1 Month LIBOR USD + 2.75%), 03/02/2027 (a)	571,577	570,282
		14,048,355
LEISURE: CASINOS & GAMING - 3.63%
888 Acquisitions, Ltd., Senior Secured First Lien Term Loan 10.215% (6 Month SOFR USD + 5.25%, 0.500% Floor), 07/08/2028 (a)	163,582	152,295
Aristocrat Technologies, Inc., Senior Secured First Lien Term Loan 7.592% (3 Month SOFR USD + 2.25%, 0.500% Floor), 05/24/2029 (a)	224,143	225,170
Bally's Corp., Senior Secured First Lien Term Loan 8.396% (1 Month LIBOR USD + 3.25%, 0.500% Floor), 10/02/2028 (a)	417,756	409,069
Caesars Entertainment, Inc., Senior Secured First Lien Term Loan 8.452% (1 Month SOFR USD + 3.25%, 0.500% Floor), 02/06/2030 (a)	711,218	712,146
Entain Holdings (Gibraltar), Ltd.
Senior Secured First Lien Term Loan 7.437% (6 Month SOFR USD + 2.50%, 0.500% Floor), 03/29/2027 (a)	732,060	731,145
Senior Secured First Lien Term Loan 8.437% (6 Month SOFR USD + 3.50%, 0.500% Floor), 10/31/2029 (a)	1,064,426	1,064,159
Everi Holdings, Inc., Senior Secured First Lien Term Loan 7.693% (1 Month LIBOR USD + 2.50%, 0.500% Floor), 08/03/2028 (a)	454,538	454,585
Fertitta Entertainment, LLC, Senior Secured First Lien Term Loan 9.102% (1 Month SOFR USD + 4.00%, 0.500% Floor), 01/29/2029 (a)	1,049,571	1,037,874
Golden Entertainment, Inc., Senior Secured First Lien Term Loan 8.18% (1 Month LIBOR USD + 3.00%, 0.750% Floor), 10/21/2024 (a)	144,395	144,531
Penn National Gaming, Inc., Senior Secured First Lien Term Loan 7.952% (1 Month SOFR USD + 2.75%, 0.500% Floor), 05/03/2029 (a)	1,498,464	1,495,496
Scientific Games International, Inc., Senior Secured First Lien Term Loan 8.248% (1 Month SOFR USD + 3.00%, 0.500% Floor), 04/16/2029 (a)	859,320	859,522
Stars Group Holdings B.V.
Senior Secured First Lien Term Loan 7.753% (3 Month LIBOR USD + 2.25%), 07/21/2026 (a)	3,117,348	3,120,870
Senior Secured First Lien Term Loan 8.753% (3 Month SOFR USD + 3.25%, 0.500% Floor), 07/21/2028 (a)	506,175	507,699
		10,914,561
LEISURE: HOTELS - 1.98%
Alterra Mountain Co., Senior Secured First Lien Term Loan 8.693% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 08/17/2028 (a)	1,800,310	1,799,753
Carnival Corp., Senior Secured First Lien Term Loan 8.467% (1 Month SOFR USD + 3.25%, 0.750% Floor), 10/18/2028 (a)	483,635	480,208
Herschend Entertainment Co., LLC, Senior Secured First Lien Term Loan 8.967% (1 Month SOFR USD + 3.75%, 0.500% Floor), 08/28/2028 (a)	1,182,689	1,187,614
Hilton Grand Vacations Borrower, LLC, Senior Secured First Lien Term Loan 8.102% (1 Month SOFR USD + 3.00%, 0.500% Floor), 08/02/2028 (a)	436,230	435,491
Lakeland Tours, LLC, Senior Unsecured First Lien Term Loan 13.25% PIK, 09/27/2027	312,403	249,923
RHP Hotel Properties, LP, Senior Secured First Lien Term Loan 7.852% (1 Month SOFR USD + 2.75%), 05/20/2030 (a)	635,408	635,738
United PF Holdings, LLC, Senior Secured First Lien Term Loan 9.159% (3 Month LIBOR USD + 4.00%), 12/30/2026 (a)	1,033,647	783,504
Wyndham Hotels & Resorts, Inc., Senior Secured First Lien Term Loan 7.452% (1 Month SOFR USD + 2.25%), 05/24/2030 (a)	377,000	377,639
		5,949,870
LEISURE: RESTAURANTS - 1.51%
Dave & Buster's, Inc.
Senior Secured First Lien Term Loan 8.839%, 06/29/2029 (a)(g)	340,316	339,891
Senior Secured First Lien Term Loan 10.313% (1 Month SOFR USD + 5.00%, 0.500% Floor), 06/29/2029 (a)	622,577	623,747
IRB Holding Corp., Senior Secured First Lien Term Loan 8.202% (1 Month SOFR USD + 3.00%, 0.750% Floor), 12/15/2027 (a)	1,565,598	1,556,791
Tacala, LLC, Senior Secured First Lien Term Loan 8.654% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 02/05/2027 (a)	1,126,779	1,110,728
Whatabrands, LLC, Senior Secured First Lien Term Loan 8.467% (1 Month SOFR USD + 3.25%, 0.500% Floor), 08/03/2028 (a)	897,335	893,198
		4,524,355
MEDIA: BROADCASTING - 1.48%
EW Scripps Co., Senior Secured First Lien Term Loan 7.779% (1 Month SOFR USD + 2.5625%, 0.750% Floor), 05/01/2026 (a)	860,436	846,453
Gray Television, Inc., Senior Secured First Lien Term Loan 8.275% (1 Month SOFR USD + 3.00%), 12/01/2028 (a)	751,281	735,493
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 9.41% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 03/28/2025 (a)	465,601	414,385
iHeartCommunications, Inc., Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.00%), 05/01/2026 (a)	495,000	430,002
Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan 7.717% (1 Month SOFR USD + 2.50%), 09/18/2026 (a)	700,890	701,012
Sinclair Television Group, Inc., Senior Secured First Lien Term Loan 7.717% (1 Month SOFR USD + 2.50%), 09/30/2026 (a)	500,625	446,808
Univision Communications, Inc.
Senior Secured First Lien Term Loan 7.943% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	107,264	107,590
Senior Secured First Lien Term Loan 8.275%, 03/13/2026 (a)(g)	253,354	251,589
Senior Secured First Lien Term Loan 9.492% (3 Month SOFR USD + 4.25%, 0.500% Floor), 06/24/2029 (a)	517,770	517,553
		4,450,885
MEDIA: CABLE & SATELLITE - 3.09%
Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan 8.70% (1 Month LIBOR USD + 3.50%, 1.000% Floor), 12/11/2026 (a)	1,471,479	1,472,399
Coral-U.S. Co-Borrower, LLC, Senior Secured First Lien Term Loan 7.443% (1 Month LIBOR USD + 2.25%), 01/31/2028 (a)	585,000	577,834
CSC Holdings, LLC, Senior Secured First Lien Term Loan 9.647% (1 Month SOFR USD + 4.50%), 01/18/2028 (a)	324,188	299,468
DIRECTV Financing, LLC, Senior Secured First Lien Term Loan 10.217% (1 Month SOFR USD + 5.00%, 0.750% Floor), 08/02/2027 (a)	1,349,414	1,322,237
Iridium Satellite, LLC, Senior Secured First Lien Term Loan 7.702% (1 Month SOFR USD + 2.50%, 0.750% Floor), 11/04/2026 (a)	546,627	547,504
Radiate Holdco, LLC, Senior Secured First Lien Term Loan 8.477% (1 Month SOFR USD + 3.25%, 0.750% Floor), 09/25/2026 (a)	960,940	804,427
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 7.193% (1 Month LIBOR USD + 2.00%), 04/28/2028 (a)	1,330,000	1,308,627
Telesat Canada, Senior Secured First Lien Term Loan 8.03% (3 Month LIBOR USD + 2.75%), 12/07/2026 (a)	517,907	321,038
Viasat, Inc., Senior Secured First Lien Term Loan 9.602% (1 Month SOFR USD + 4.50%, 0.500% Floor), 03/02/2029 (a)	309,219	300,136
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 7.693% (1 Month LIBOR USD + 2.50%), 01/31/2028 (a)	630,000	625,552
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 8.242% (3 Month SOFR USD + 3.00%, 0.500% Floor), 12/20/2028 (a)	733,825	726,986
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 9.217% (1 Month SOFR USD + 4.00%, 0.500% Floor), 10/02/2028 (a)	1,191,288	976,981
		9,283,189
MEDIA: DIVERSIFIED - 1.27%
ABG Intermediate Holdings 2, LLC
Senior Securited First Lien Delayed-Draw Term Loan 8.322%, 12/21/2028 (a)(g)(i)	138,025	137,904
Senior Secured First Lien Term Loan 9.202% (1 Month SOFR USD + 4.00%), 12/21/2028 (a)	420,975	420,607
Arches Buyer, Inc., Senior Secured First Lien Term Loan 8.503% (1 Month SOFR USD + 3.25%, 0.500% Floor), 12/06/2027 (a)	1,311,443	1,268,002
Buzz Finco, LLC, Senior Secured First Lien Term Loan 7.952% (1 Month SOFR USD + 2.75%), 01/29/2027 (a)	609,525	608,699
Dotdash Meredith, Inc., Senior Secured First Lien Term Loan 9.26% (1 Month SOFR USD + 4.00%, 0.500% Floor), 12/01/2028 (a)	527,848	482,981
Getty Images, Inc.
Senior Secured First Lien Term Loan 9.753% (1 Month SOFR USD + 4.50%), 02/19/2026 (a)	26,623	26,657
Senior Secured First Lien Term Loan 9.842% (3 Month SOFR USD + 4.50%), 02/19/2026 (a)	854,874	855,941
		3,800,791
MEDIA: ENTERTAINMENT - 3.36%
Cirque du Soleil Holding U.S.A. Newco, Inc., Senior Secured First Lien Term Loan 9.492% (3 Month SOFR USD + 4.25%, 0.500% Floor), 03/08/2030 (a)	1,732,658	1,723,458
Creative Artists Agency, LLC, Senior Secured First Lien Term Loan 8.602% (1 Month SOFR USD + 3.50%), 11/27/2028 (a)	1,233,908	1,232,828
Crown Finance U.S., Inc.
Senior Secured First Lien Term Loan 15.191% (1 Month SOFR USD + 10.00%, 1.000% Floor), 09/07/2023 (a)	673,904	682,048
Senior Secured First Lien Term Loan 15.238% (1 Month SOFR USD + 10.00%, 1.000% Floor), 09/07/2023 (a)	56,631	57,315
Delta 2 (Lux) Sarl, Senior Secured First Lien Term Loan 8.102% (1 Month SOFR USD + 3.00%, 0.500% Floor), 01/15/2030 (a)	850,000	851,169
Hoya Midco, LLC, Senior Secured First Lien Term Loan 8.295% (3 Month SOFR USD + 3.25%, 0.500% Floor), 01/26/2029 (a)	558,834	555,106
Nascar Holdings, LLC, Senior Secured First Lien Term Loan 7.717% (1 Month SOFR USD + 2.50%), 10/19/2026 (a)	338,679	339,553
Playtika Holding Corp., Senior Secured First Lien Term Loan 7.943% (1 Month LIBOR USD + 2.75%), 03/13/2028 (a)	1,626,916	1,623,264
Pug, LLC, Senior Secured First Lien Term Loan 8.717% (1 Month LIBOR USD + 3.50%), 02/12/2027 (a)	907,100	811,428
UFC Holdings, LLC, Senior Secured First Lien Term Loan 8.05% (3 Month LIBOR USD + 2.75%, 0.750% Floor), 04/29/2026 (a)	737,784	737,832
William Morris Endeavor Entertainment, LLC
Senior Secured First Lien Term Loan 7.91% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	361,622	361,369
Senior Secured First Lien Term Loan 7.95% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	612,797	612,368
WMG Acquisition Corp., Senior Secured First Lien Term Loan 7.327% (1 Month LIBOR USD + 2.125%), 01/20/2028 (a)	498,077	497,345
		10,085,083
METALS & MINING - 0.40%
Atkore International, Inc., Senior Secured First Lien Term Loan 7.293% (6 Month SOFR USD + 2.00%, 0.500% Floor), 05/26/2028 (a)	386,988	386,988
Grinding Media, Inc., Senior Secured First Lien Term Loan 9.199% (3 Month SOFR USD + 4.00%, 0.750% Floor), 10/12/2028 (a)	821,370	800,839
		1,187,827
MIDSTREAM: STORAGE & TRANSPORT - 1.83%
Buckeye Partners, LP, Senior Secured First Lien Term Loan 7.452% (1 Month SOFR USD + 2.25%), 11/02/2026 (a)	672,543	668,830
ITT Holdings, LLC, Senior Secured First Lien Term Loan 7.967% (1 Month SOFR USD + 2.75%, 0.500% Floor), 07/10/2028 (a)	569,850	566,288
Northriver Midstream Finance, LP, Senior Secured First Lien Term Loan 8.427% (3 Month LIBOR USD + 3.25%), 10/01/2025 (a)	719,138	719,138
Oryx Midstream Services Permian Basin, LLC, Senior Secured First Lien Term Loan 8.539% (1 Month SOFR USD + 3.25%, 0.500% Floor), 10/05/2028 (a)	1,507,085	1,506,715
TransMontaigne Operating Co., LP
Senior Secured First Lien Term Loan 8.654% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 11/17/2028 (a)	510,491	503,702
Senior Secured First Lien Term Loan 8.704% (1 Month SOFR USD + 3.50%, 0.500% Floor), 11/17/2028 (a)	510,491	503,701
Traverse Midstream Partners, LLC, Senior Secured First Lien Term Loan 8.937% (1 Month SOFR USD + 3.75%, 0.500% Floor), 02/16/2028 (a)	652,652	648,164
UGI Energy Services, LLC, Senior Secured First Lien Term Loan 8.452% (1 Month SOFR USD + 3.25%, 0.500% Floor), 02/22/2030 (a)	375,115	373,148
		5,489,686
OIL & GAS: EQUIPMENT & SERVICES - 0.13%
U.S. Silica Co., Senior Secured First Lien Term Loan 9.952% (1 Month SOFR USD + 4.75%, 0.500% Floor), 03/25/2030 (a)	402,070	399,809
PACKAGING - 1.89%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 9.377% (1 Month SOFR USD + 4.175%, 0.500% Floor), 04/13/2029 (a)	619,740	611,036
LABL, Inc., Senior Secured First Lien Term Loan 10.202% (1 Month SOFR USD + 5.00%, 0.500% Floor), 10/30/2028 (a)	825,430	818,674
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 9.16% (1 Month SOFR USD + 4.00%), 08/13/2026 (a)	1,326,000	1,323,878
Pregis Topco, LLC
Senior Secured First Lien Term Loan 8.943% (1 Month LIBOR USD + 3.75%, 0.500% Floor), 07/31/2026 (a)	540,375	536,492
Senior Secured First Lien Term Loan 8.967% (1 Month SOFR USD + 3.75%), 07/31/2026 (a)	525,925	523,758
RLG Holdings, LLC, Senior Secured First Lien Term Loan 9.467% (1 Month SOFR USD + 4.25%, 0.750% Floor), 07/07/2028 (a)	579,180	552,393
Sabert Corp., Senior Secured First Lien Term Loan 9.717% (1 Month SOFR USD + 4.50%, 1.000% Floor), 12/10/2026 (a)	412,750	413,266
Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan 9.538% (3 Month LIBOR USD + 4.00%, 0.500% Floor), 09/15/2028 (a)	915,262	902,842
		5,682,339
RETAIL: FOOD & DRUG - 0.29%
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 7.891% (1 Month SOFR USD + 2.75%), 02/03/2027 (a)	645,834	647,852
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 10.773% (3 Month LIBOR USD + 5.50%, 1.000% Floor), 11/20/2025 (a)	499,987	233,744
		881,596
RETAILING - 1.53%
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 7.80% (3 Month LIBOR USD + 2.425%, 0.500% Floor), 04/13/2028 (a)	1,197,758	1,198,356
Great Outdoors Group, LLC, Senior Secured First Lien Term Loan 8.943% (1 Month LIBOR USD + 3.75%, 0.750% Floor), 03/06/2028 (a)	1,143,829	1,136,680
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 7.967% (1 Month SOFR USD + 2.75%, 0.500% Floor), 10/19/2027 (a)	488,468	482,667
Michaels Cos., Inc. , Senior Secured First Lien Term Loan 9.753% (3 Month SOFR USD + 4.25%, 0.750% Floor), 04/14/2028 (a)	580,160	515,473
PetSmart, Inc., Senior Secured First Lien Term Loan 8.952% (1 Month SOFR USD + 3.75%, 0.750% Floor), 02/11/2028 (a)	453,845	453,752
Sally Holdings, LLC, Senior Secured First Lien Term Loan 7.602% (1 Month SOFR USD + 2.50%), 02/28/2030 (a)	479,798	479,798
Topgolf Callaway Brands Corp., Senior Secured First Lien Term Loan 8.702% (1 Month SOFR USD + 3.50%), 03/18/2030 (a)	340,148	340,217
		4,606,943
TECHNOLOGY HARDWARE - 1.51%
EOS U.S. Finco, LLC, Senior Secured First Lien Term Loan 10.909% (3 Month SOFR USD + 6.00%, 0.500% Floor), 10/05/2029 (a)	419,627	417,178
II-VI, Inc., Senior Secured First Lien Term Loan 7.967% (1 Month SOFR USD + 2.75%, 0.500% Floor), 06/29/2029 (a)	433,195	433,060
Ingram Micro, Inc., Senior Secured First Lien Term Loan 9.038% (3 Month LIBOR USD + 3.50%, 0.500% Floor), 06/30/2028 (a)	394,200	393,463
MKS Instruments, Inc., Senior Secured First Lien Term Loan 7.939% (1 Month SOFR USD + 2.75%, 0.500% Floor), 08/17/2029 (a)	1,277,348	1,280,541
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 8.645% (3 Month SOFR USD + 3.50%), 01/22/2027 (a)	448,776	447,317
Senior Secured First Lien Term Loan 8.702% (1 Month SOFR USD + 3.50%), 01/22/2027 (a)	16,302	16,249
World Wide Technology Holding Co., LLC, Senior Secured First Lien Term Loan 8.524% (1 Month SOFR USD + 3.25%, 0.500% Floor), 03/01/2030 (a)	1,542,135	1,545,027
		4,532,835
TECHNOLOGY: SOFTWARE & SERVICES - 12.94%
Access CIG, LLC
Senior Secured First Lien Term Loan 8.939% (1 Month LIBOR USD + 3.75%), 02/27/2025 (a)	1,891,482	1,874,137
Senior Secured Second Lien Term Loan 12.939% (1 Month LIBOR USD + 7.75%), 02/27/2026 (a)	616,742	582,310
Almonde, Inc., Senior Secured First Lien Term Loan 9.231% (6 Month LIBOR USD + 3.50%, 1.000% Floor), 06/13/2024 (a)	2,111,027	2,034,829
Barracuda Parent, LLC, Senior Secured First Lien Term Loan 9.545% (3 Month SOFR USD + 4.50%, 0.500% Floor), 08/15/2029 (a)	1,034,800	1,001,298
Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 8.967% (1 Month SOFR USD + 3.75%), 10/02/2025 (a)	1,997,905	1,984,360
CCC Information Services, Inc., Senior Secured First Lien Term Loan 7.518% (1 Month SOFR USD + 2.25%, 0.500% Floor), 09/21/2028 (a)	616,610	615,744
Central Parent, Inc., Senior Secured First Lien Term Loan 9.492% (3 Month SOFR USD + 4.25%, 0.500% Floor), 07/06/2029 (a)	730,776	729,585
Cloud Software Group, Inc., Senior Secured First Lien Term Loan 9.842% (3 Month SOFR USD + 4.50%, 0.500% Floor), 03/30/2029 (a)	598,500	561,219
CommerceHub, Inc., Senior Secured First Lien Term Loan 9.217% (3 Month SOFR USD + 4.00%, 0.750% Floor), 12/29/2027 (a)	455,599	398,458
Connectwise, LLC, Senior Secured First Lien Term Loan 8.693% (1 Month LIBOR USD + 3.50%, 0.500% Floor), 09/29/2028 (a)	1,885,340	1,840,573
DCert Buyer, Inc., Senior Secured First Lien Term Loan 9.264% (3 Month SOFR USD + 4.00%), 10/16/2026 (a)	592,944	588,775
E2Open, LLC, Senior Secured First Lien Term Loan 8.602% (1 Month SOFR USD + 3.50%, 0.500% Floor), 02/04/2028 (a)	609,478	607,454
EagleView Technology Corp., Senior Secured First Lien Term Loan 9.038% (3 Month LIBOR USD + 3.50%), 08/14/2025 (a)	725,276	643,984
Ensono, LP, Senior Secured First Lien Term Loan 9.151% (6 Month LIBOR USD + 4.00%, 0.750% Floor), 05/19/2028 (a)	768,948	694,856
Gen Digital, Inc., Senior Secured First Lien Term Loan 7.202% (1 Month SOFR USD + 2.00%, 0.500% Floor), 09/12/2029 (a)	748,802	745,998
GI Consilio Parent, LLC, Senior Secured First Lien Term Loan 9.193% (1 Month LIBOR USD + 4.00%, 0.500% Floor), 05/12/2028 (a)	293,990	286,483
Greeneden U.S. Holdings II, LLC, Senior Secured First Lien Term Loan 9.193% (1 Month LIBOR USD + 4.00%, 0.750% Floor), 12/01/2027 (a)	553,540	552,798
Hyland Software, Inc., Senior Secured First Lien Term Loan 8.693% (1 Month LIBOR USD + 3.50%, 0.750% Floor), 07/01/2024 (a)	448,818	445,677
McAfee Corp., Senior Secured First Lien Term Loan 9.01% (1 Month SOFR USD + 3.75%, 0.500% Floor), 03/01/2029 (a)	1,877,236	1,800,843
Mitchell International, Inc., Senior Secured First Lien Term Loan 8.943% (3 Month LIBOR USD + 3.75%, 0.500% Floor), 10/16/2028 (a)	1,989,813	1,949,400
Moneygram International, Inc., Senior Secured First Lien Term Loan 10.777% (1 Month SOFR USD + 5.50%, 0.500% Floor), 06/01/2030 (a)	319,000	277,929
NAB Holdings, LLC, Senior Secured First Lien Term Loan 8.392% (3 Month SOFR USD + 3.00%, 0.500% Floor), 11/24/2028 (a)	498,111	495,496
N-Able International Holdings II, LLC, Senior Secured First Lien Term Loan 8.476% (3 Month LIBOR USD + 3.00%, 0.500% Floor), 07/19/2028 (a)	504,023	502,762
Open Text Corp., Senior Secured First Lien Term Loan 8.753% (1 Month SOFR USD + 3.50%, 0.500% Floor), 01/31/2030 (a)	1,398,514	1,406,381
Optiv Security, Inc., Senior Secured First Lien Term Loan 10.338% (6 Month SOFR USD + 5.25%), 08/17/2026 (a)	1,049,804	1,002,783
Peraton Corp., Senior Secured First Lien Term Loan 8.952% (1 Month SOFR USD + 3.75%, 0.750% Floor), 02/01/2028 (a)	1,961,968	1,931,489
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 9.20% (1 Month LIBOR USD + 4.00%), 04/26/2024 (a)	2,310,318	2,307,788
Proofpoint, Inc., Senior Secured First Lien Term Loan 8.467% (1 Month SOFR USD + 3.25%, 0.500% Floor), 08/31/2028 (a)	1,429,235	1,401,244
Quartz Acquireco, LLC, Senior Secured First Lien Term Loan 8.855%, 04/13/2030 (a)(g)	527,000	527,659
RealPage, Inc., Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.00%, 0.500% Floor), 04/24/2028 (a)	1,200,850	1,176,382
Rocket Software, Inc.
Senior Secured First Lien Term Loan 9.467% (1 Month SOFR USD + 4.25%), 11/28/2025 (a)	329,123	326,336
Senior Secured First Lien Term Loan 9.467% (1 Month SOFR USD + 4.25%, 0.500% Floor), 11/28/2025 (a)	215,437	213,821
Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan 8.852% (1 Month SOFR USD + 3.75%), 02/24/2028 (a)	1,319,693	1,313,820
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 8.852% (1 Month SOFR USD + 3.75%), 02/05/2027 (a)	1,061,641	1,063,169
Sovos Compliance, LLC, Senior Secured First Lien Term Loan 9.717% (1 Month SOFR USD + 4.50%, 0.500% Floor), 08/11/2028 (a)	491,528	475,509
SS&C Technologies, Inc.
Senior Secured First Lien Term Loan 7.452% (1 Month SOFR USD + 2.25%, 0.500% Floor), 03/22/2029 (a)	601,444	600,443
Senior Secured First Lien Term Loan 7.452% (1 Month SOFR USD + 2.25%, 0.500% Floor), 03/22/2029 (a)	399,049	398,385
TierPoint, LLC, Senior Secured First Lien Term Loan 9.226% (3 Month LIBOR USD + 3.75%, 0.750% Floor), 05/05/2026 (a)	431,398	429,780
UKG, Inc.
Senior Secured First Lien Term Loan 8.271% (3 Month SOFR USD + 3.25%, 0.500% Floor), 05/04/2026 (a)	969,815	953,246
Senior Secured First Lien Term Loan 8.895% (3 Month SOFR USD + 3.75%), 05/04/2026 (a)	720,913	712,265
Senior Secured First Lien Term Loan 9.877% (3 Month SOFR USD + 4.50%, 0.500% Floor), 05/04/2026 (a)	255,000	254,948
VS Buyer, LLC, Senior Secured First Lien Term Loan 8.524% (1 Month SOFR USD + 3.25%), 02/26/2027 (a)	453,484	449,092
WEX, Inc., Senior Secured First Lien Term Loan 7.467% (1 Month SOFR USD + 2.25%), 03/31/2028 (a)	700,868	701,306
		38,860,814
TELECOMMUNICATION SERVICES: DIVERSIFIED - 1.97%
Altice France S.A., Senior Secured First Lien Term Loan 10.486% (3 Month SOFR USD + 5.50%), 08/15/2028 (a)	337,733	301,709
Cincinnati Bell, Inc., Senior Secured First Lien Term Loan 8.452% (1 Month SOFR USD + 3.25%, 0.500% Floor), 11/22/2028 (a)	571,300	547,854
Consolidated Communications, Inc., Senior Secured First Lien Term Loan 8.717% (1 Month SOFR USD + 3.50%, 0.750% Floor), 10/04/2027 (a)	553,868	490,965
Crown Subsea Communications Holding, Inc., Senior Secured First Lien Term Loan 10.525% (1 Month SOFR USD + 5.25%, 0.750% Floor), 04/27/2027 (a)	897,000	899,246
Eagle Broadband Investments, LLC, Senior Secured First Lien Term Loan 8.503% (1 Month SOFR USD + 3.00%, 0.750% Floor), 11/12/2027 (a)	612,857	607,495
Guardian U.S. Holdco, LLC, Senior Secured First Lien Term Loan 9.045% (3 Month SOFR USD + 4.00%, 0.500% Floor), 01/31/2030 (a)	355,000	353,115
Lumen Technologies, Inc., Senior Secured First Lien Term Loan 7.467% (1 Month SOFR USD + 2.25%), 03/15/2027 (a)	632,856	490,068
Voyage U.S., LLC, Senior Secured First Lien Term Loan 8.81% (3 Month SOFR USD + 3.50%, 0.500% Floor), 07/20/2028 (a)	472,583	468,646
Zayo Group Holdings, Inc.
Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.00%), 03/09/2027 (a)	1,272,474	1,003,345
Senior Secured First Lien Term Loan 9.352% (1 Month SOFR USD + 4.25%, 0.500% Floor), 03/09/2027 (a)	365,375	291,158
Ziggo Financing Partnership, Senior Secured First Lien Term Loan 7.693% (1 Month LIBOR USD + 2.50%), 04/28/2028 (a)	455,000	448,826
		5,902,427
TELECOMMUNICATION SERVICES: WIRELESS - 0.17%
CCI Buyer, Inc., Senior Secured First Lien Term Loan 9.242% (3 Month SOFR USD + 4.00%, 0.750% Floor), 12/17/2027 (a)	532,738	523,748
TRANSPORTATION - 2.84%
AAdvantage Loyalty IP, Ltd., Senior Secured First Lien Term Loan 10.00% (3 Month LIBOR USD + 4.75%, 0.750% Floor), 04/20/2028 (a)	727,184	743,677
Atlas CC Acquisition Corp.
Senior Secured First Lien Term Loan 9.775% (3 Month SOFR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	1,096,945	958,713
Senior Secured First Lien Term Loan 9.775% (3 Month SOFR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	231,905	202,682
Avis Budget Car Rental, LLC, Senior Secured First Lien Term Loan 8.753% (1 Month SOFR USD + 3.50%, 0.500% Floor), 03/15/2029 (a)	493,033	494,779
Brown Group Holding, LLC
Senior Secured First Lien Term Loan 8.795% (3 Month SOFR USD + 3.75%, 0.500% Floor), 07/02/2029 (a)	655,657	655,188
Senior Secured First Lien Term Loan 8.852% (1 Month SOFR USD + 3.75%, 0.500% Floor), 07/02/2029 (a)	22,583	22,567
Senior Secured First Lien Term Loan 9.014% (3 Month SOFR USD + 3.75%, 0.500% Floor), 07/02/2029 (a)	227,853	227,690
Hertz Corp.
Senior Secured First Lien Term Loan 8.467% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	379,314	379,174
Senior Secured First Lien Term Loan 8.467% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	72,945	72,918
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 9.477% (6 Month SOFR USD + 4.1783%, 0.750% Floor), 03/24/2026 (a)	480,278	480,064
Lasership, Inc., Senior Secured First Lien Term Loan 9.693% (1 Month LIBOR USD + 4.50%, 0.750% Floor), 05/08/2028 (a)	1,580,607	1,311,904
Mileage Plus Holdings, LLC, Senior Secured First Lien Term Loan 10.764% (3 Month LIBOR USD + 5.25%, 1.000% Floor), 06/21/2027 (a)	59,705	62,130
PODS, LLC, Senior Secured First Lien Term Loan 8.217% (1 Month SOFR USD + 3.00%, 0.750% Floor), 03/31/2028 (a)	1,854,283	1,822,991
Uber Technologies, Inc.
Senior Secured First Lien Term Loan 7.999% (3 Month SOFR USD + 2.75%), 03/04/2030 (a)	171,388	171,592
Senior Secured First Lien Term Loan 8.026% (3 Month SOFR USD + 2.75%), 03/04/2030 (a)	400,737	401,214
WWEX UNI TopCo Holdings, LLC, Senior Secured First Lien Term Loan 9.503% (3 Month SOFR USD + 4.00%, 0.750% Floor), 07/26/2028 (a)	564,405	537,480
		8,544,763
UTILITIES: POWER - 0.70%
Calpine Construction Finance Co., LP, Senior Secured First Lien Term Loan 7.193% (1 Month LIBOR USD + 2.00%), 01/15/2025 (a)	828,847	829,191
Calpine Corp., Senior Secured First Lien Term Loan 7.70% (1 Month LIBOR USD + 2.50%), 12/16/2027 (a)	370,500	370,702
Eastern Power, LLC, Senior Secured First Lien Term Loan 8.909% (3 Month LIBOR USD + 3.75%, 1.000% Floor), 10/02/2025 (a)	115,228	111,332
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 10.852% (1 Month SOFR USD + 5.75%, 1.000% Floor), 02/01/2027 (a)	783,736	711,828
Senior Secured First Lien Term Loan 10.852% (1 Month SOFR USD + 5.75%, 1.000% Floor), 02/01/2027 (a)	44,328	40,260
New Frontera Holdings, LLC, Senior Secured Second Lien Term Loan 6.659% (3 Month LIBOR USD + 1.50%, 1.000% Floor), 07/28/2028 (a)	57,484	25,868
		2,089,181
TOTAL BANK LOANS (Cost $249,598,038)		245,396,296

CORPORATE BONDS - 13.35% (f)
AEROSPACE & DEFENSE - 0.61%
TransDigm, Inc. 6.25%, 03/15/2026 (h)	1,850,000	1,842,513
BUILDING PRODUCTS - 0.16%
Standard Industries, Inc. 3.375%, 01/15/2031 (h)	600,000	483,898
CHEMICALS - 0.15%
Olympus Water U.S. Holding Corp. 7.125%, 10/01/2027 (h)	490,000	442,224
COMMERCIAL SERVICES - 0.56%
Garda World Security Corp. 4.625%, 02/15/2027 (c)(h)	710,000	650,073
OPENLANE, Inc. 5.125%, 06/01/2025 (h)	424,000	416,014
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (h)	625,000	624,888
		1,690,975
CONSTRUCTION & ENGINEERING - 0.19%
Pike Corp. 5.50%, 09/01/2028 (h)	638,000	573,437
ENVIRONMENTAL SERVICES - 0.39%
GFL Environmental, Inc. 4.00%, 08/01/2028 (c)(h)	541,000	484,298
Stericycle, Inc. 5.375%, 07/15/2024 (h)	679,000	670,836
		1,155,134
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.21%
Garden Spinco Corp. 8.625%, 07/20/2030 (h)	589,000	634,907
HEALTHCARE: FACILITIES - 1.19%
Fresenius Medical Care U.S. Finance III, Inc. 2.375%, 02/16/2031 (h)	925,000	702,084
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (h)	1,577,000	1,319,434
Tenet Healthcare Corp. 6.25%, 02/01/2027	1,570,000	1,555,370
		3,576,888
HEALTHCARE: MANAGED HEALTH CARE - 0.34%
Verscend Escrow Corp. 9.75%, 08/15/2026 (h)	1,010,000	1,014,466
HEALTHCARE: PHARMACEUTICALS & BIOTECHNOLOGY - 0.45%
Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026 (c)	1,515,000	1,357,132
HEALTHCARE: REITs - 0.29%
MPT Operating Partnership, LP / MPT Finance Corp. 3.50%, 03/15/2031	1,270,000	876,343
INDUSTRIAL MACHINERY - 0.24%
WESCO Distribution, Inc. 7.125%, 06/15/2025 (h)	715,000	723,125
LEISURE: CASINOS & GAMING - 2.56%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029 (c)(h)	440,000	447,264
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (h)	2,225,000	2,216,509
Caesars Resort Collection, LLC / CRC Finco, Inc. 5.75%, 07/01/2025 (h)	849,000	859,784
Churchill Downs, Inc. 5.50%, 04/01/2027 (h)	731,000	703,563
International Game Technology PLC
6.50%, 02/15/2025 (c)(h)	931,000	931,838
4.125%, 04/15/2026 (c)(h)	610,000	579,836
Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/2029 (h)	561,000	425,479
5.875%, 09/01/2031 (h)	562,000	415,248
VICI Properties, LP / VICI Note Co., Inc. 3.50%, 02/15/2025 (h)	1,145,000	1,095,094
		7,674,615
LEISURE: HOTELS - 0.72%
NCL Corp., Ltd.
3.625%, 12/15/2024 (c)(h)	460,000	442,322
8.375%, 02/01/2028 (c)(h)	444,000	464,327
Royal Caribbean Cruises, Ltd. 11.50%, 06/01/2025 (c)(h)	380,000	403,522
Sabre GLBL, Inc. 7.375%, 09/01/2025 (h)	972,000	863,918
		2,174,089
LEISURE: RESTAURANTS - 0.21%
CEC Entertainment, LLC 6.75%, 05/01/2026 (h)	660,000	630,578
MEDIA: CABLE & SATELLITE - 0.30%
DISH DBS Corp. 5.125%, 06/01/2029	575,000	267,537
Hughes Satellite Systems Corp. 6.625%, 08/01/2026	675,000	631,736
		899,273
MEDIA: ENTERTAINMENT - 0.33%
Playtika Holding Corp. 4.25%, 03/15/2029 (h)	1,130,000	1,003,892
METALS & MINING - 0.32%
GrafTech Finance, Inc. 4.625%, 12/15/2028 (h)	127,000	103,296
GrafTech Global Enterprises, Inc. 9.875%, 12/15/2028 (h)	857,000	851,644
		954,940
MIDSTREAM: STORAGE & TRANSPORT - 0.34%
Venture Global Calcasieu Pass, LLC 6.25%, 01/15/2030 (h)	290,000	287,022
Venture Global LNG, Inc. 8.125%, 06/01/2028 (h)	712,000	722,036
		1,009,058
PACKAGING - 0.25%
Ball Corp. 5.25%, 07/01/2025	758,000	749,006
RETAIL: FOOD & DRUG - 0.15%
U.S. Foods, Inc. 6.25%, 04/15/2025 (h)	465,000	465,177
TECHNOLOGY HARDWARE - 0.31%
Entegris Escrow Corp. 4.75%, 04/15/2029 (h)	1,005,000	930,942
TECHNOLOGY: SOFTWARE & SERVICES - 1.10%
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (h)	385,000	385,352
Elastic N.V. 4.125%, 07/15/2029 (c)(h)	844,000	728,862
Gen Digital, Inc. 5.00%, 04/15/2025 (h)	2,220,000	2,176,262
		3,290,476
TELECOMMUNICATION SERVICES: DIVERSIFIED - 0.99%
Altice France SA/France 5.50%, 01/15/2028 (c)(h)	400,000	302,589
Frontier Communications Holdings, LLC 5.00%, 05/01/2028 (h)	1,000,000	863,721
Level 3 Financing, Inc. 3.875%, 11/15/2029 (h)	1,250,000	996,357
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/2027 (h)	349,000	308,551
6.00%, 02/15/2028 (h)	622,000	497,444
		2,968,662
TRANSPORTATION - 0.80%
Uber Technologies, Inc. 8.00%, 11/01/2026 (h)	1,350,000	1,377,400
XPO, Inc.
6.25%, 06/01/2028 (h)	758,000	746,630
7.125%, 06/01/2031 (h)	264,000	264,955
		2,388,985
UTILITIES: PROPANE - 0.19%
AmeriGas Partners, LP / AmeriGas Finance Corp. 5.50%, 05/20/2025	585,000	565,340
TOTAL CORPORATE BONDS (Cost $42,036,057)		40,076,075
	Shares
EQUITY - 0.00%
UTILITIES: POWER - 0.00%
Frontera Generation Holdings, LLC (b)	479	7
TOTAL EQUITY (Cost $2,668)		7

WARRANT - 0.00%
MEDIA - ENTERTAINMENT - 0.00%
Crown Finance U.S., Inc. (b)(d)	98,930	3,455
TOTAL WARRANT (Cost $30,928)		3,455

MONEY MARKET FUND - 4.34%
First American Government Obligations Fund - Class X, 5.01% (e)	13,041,823	13,041,823
TOTAL MONEY MARKET FUND (Cost $13,041,823)		13,041,823

Total Investments (Cost $304,709,514) - 99.42%		298,517,656
Other Assets in Excess of Liabilities - 0.58%		1,756,225
TOTAL NET ASSETS - 100.00%		$300,273,881

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of June 30, 2023.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
(d)	Foreign issued security.
(e)	Rate shown is the 7-day annualized yield as of June 30, 2023.
(f)	All or a portion is posted as collateral for delayed settlement securities.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of June 30, 2023, the value of these investments was
$34,073,611 or 11.35% of total net assets.
(i)	All or a portion of the loan is unfunded.
(j)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread.  Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Floating Rate High Income Fund
Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loans	$-	$245,396,296	$-	$245,396,296
Corporate Bonds	-	40,076,075	-	40,076,075
Total Fixed Income	-	285,472,371	-	285,472,371
Equity	-	7	-	7
Warrant	-	3,455	-	3,455
Money Market Fund	13,041,823	-	-	13,041,823
Total Investments	$13,041,823	$285,475,833	$-	$298,517,656

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.